Financial risk management - Narrative (Details) $ in Thousands		12 Months Ended
	Apr. 24, 2020 USD ($) borrowingComponent	Dec. 31, 2020 USD ($)	May 19, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 50,000
Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 65,000		$ 65,000
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about financial instruments [line items]
Number of borrowing components | borrowingComponent	2
Interest rate risk | Risk-free interest rate
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable		10.00%
Interest rate risk | Implied bond yield
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable		10.00%
Interest rate risk | Disbursement upon receipt of regulatory approval for Lonca | Risk-free interest rate
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values		$ 4
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values		4
Interest rate risk | Disbursement upon receipt of regulatory approval for Lonca | Implied bond yield
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values		875
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values		846
Interest rate risk | Disbursement upon completion of IPO | Risk-free interest rate
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values		5
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values		5
Interest rate risk | Disbursement upon completion of IPO | Implied bond yield
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values		2,088
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values		$ 898
Volatility Risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for volatility, reasonably possible change in risk variable		10.00%
Volatility Risk | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, increase on derivative values		$ 234
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, decrease on derivative values		52
Volatility Risk | Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, increase on derivative values		2,043
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, decrease on derivative values		$ 248
In CHF | Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable		10.00%
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on pre-tax loss		$ 1,013
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary assets				$ 201
In EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable		10.00%
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on pre-tax loss		$ 214
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary assets				95
In GBP | Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable		10.00%
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on pre-tax loss		$ 323
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary assets		$ 439		320
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary liabilities				$ 290